Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - Protection sold - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	¥ 531,028	¥ 287,633
Maximum potential/Notional amount, Expiring in 1-5 years	1,697,403	1,577,134
Maximum potential/Notional amount, Expiring over 5 years	143,484	213,706
Maximum potential/Notional amount, Total	2,371,915	2,078,473
Credit derivative (asset) liability at fair value	(26,935)	(27,100)
Single name credit default swaps:
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	236,076	218,344
Maximum potential/Notional amount, Expiring in 1-5 years	820,466	837,625
Maximum potential/Notional amount, Expiring over 5 years	98,761	183,345
Maximum potential/Notional amount, Total	1,155,303	1,239,314
Credit derivative (asset) liability at fair value	(12,565)	(15,736)
Single name credit default swaps: | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	192,331	185,770
Maximum potential/Notional amount, Expiring in 1-5 years	708,898	710,973
Maximum potential/Notional amount, Expiring over 5 years	93,811	175,920
Maximum potential/Notional amount, Total	995,040	1,072,663
Credit derivative (asset) liability at fair value	(15,423)	(17,118)
Single name credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	43,745	32,574
Maximum potential/Notional amount, Expiring in 1-5 years	111,568	126,652
Maximum potential/Notional amount, Expiring over 5 years	4,950	7,425
Maximum potential/Notional amount, Total	160,263	166,651
Credit derivative (asset) liability at fair value	2,858	1,382
Index and basket credit default swaps:
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	294,952	69,289
Maximum potential/Notional amount, Expiring in 1-5 years	876,937	739,509
Maximum potential/Notional amount, Expiring over 5 years	44,723	30,361
Maximum potential/Notional amount, Total	1,216,612	839,159
Credit derivative (asset) liability at fair value	(14,370)	(11,364)
Index and basket credit default swaps: | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	294,952	69,289
Maximum potential/Notional amount, Expiring in 1-5 years	606,595	609,651
Maximum potential/Notional amount, Expiring over 5 years	35,360	22,729
Maximum potential/Notional amount, Total	936,907	701,669
Credit derivative (asset) liability at fair value	(8,553)	(8,753)
Index and basket credit default swaps: | Not rated
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	0	0
Maximum potential/Notional amount, Expiring in 1-5 years	270,342	129,858
Maximum potential/Notional amount, Expiring over 5 years	9,363	7,632
Maximum potential/Notional amount, Total	279,705	137,490
Credit derivative (asset) liability at fair value	¥ (5,817)	¥ (2,611)